UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Annual Report

DECEMBER 31, 2023

JNL Investors Series Trust

Jackson® is the marketing name for Jackson National Life Insurance Company®
(Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York®
(Home Office: Purchase, New York). Jackson National Life Distributors LLC.

JNL Investors Series Trust

Schedule of Investments (in thousands)

December 31, 2023

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.8%
U.S. Treasury Bill 53.7%
Treasury, United States Department of
5.41%, 01/09/24 (a)	26,250	26,219
5.38%, 01/11/24 (a)	96,200	96,058
5.36%, 01/16/24 (a)	141,975	141,662
5.41%, 01/23/24 - 04/04/24 (a)	98,275	97,497
5.35%, 01/25/24 (a)	67,075	66,839
5.38%, 01/30/24 (a)	96,875	96,461
5.42%, 02/06/24 (a)	59,325	59,008
5.39%, 02/13/24 (a)	70,487	70,039
5.43%, 02/20/24 (a)	43,875	43,549
5.34%, 02/22/24 (a)	56,400	55,971
5.28%, 02/27/24 (a)	91,300	90,539
5.35%, 02/29/24 (a)	28,800	28,551
5.41%, 03/05/24 (a)	42,250	41,849
5.36%, 03/07/24 (a)	36,750	36,394
5.36%, 03/12/24 (a)	91,275	90,324
5.33%, 03/14/24 (a)	30,775	30,447
5.33%, 03/19/24 (a)	55,875	55,239
5.33%, 03/26/24 - 03/28/24 (a)	149,150	147,278
5.31%, 04/02/24 - 04/09/24 (a)	86,750	85,558
5.32%, 04/16/24 (a)	71,600	70,493
5.41%, 04/18/24 (a)	28,700	28,241
5.29%, 04/23/24 (a)	64,000	62,951
5.40%, 04/25/24 (a)	21,625	21,257
5.21%, 04/30/24 (a)	63,525	62,431
5.39%, 05/02/24 (a)	29,500	28,968
5.34%, 05/16/24 (a)	57,525	56,380
5.26%, 06/06/24 (a)	9,650	9,431
5.26%, 06/13/24 (a)	31,150	30,413
5.15%, 06/27/24 (a)	31,903	31,102
		1,761,149
U.S. Government Agency Obligations 5.1%
Council of Federal Home Loan Banks
5.31%, 05/22/24 (b)	77,770	77,770
5.46%, 07/19/24 (b)	29,775	29,775
5.55%, 07/19/24 (b)	29,775	29,775
5.52%, 07/23/24 (b)	29,475	29,475
		166,795
Total Government And Agency Obligations (cost $1,927,944)		1,927,944
REPURCHASE AGREEMENTS 38.1%
Repurchase Agreements (c)		1,246,700
Total Repurchase Agreements (cost $1,246,700)		1,246,700
Total Investments 96.9% (cost $3,174,644)		3,174,644
Other Assets and Liabilities, Net 3.1%		103,223
Total Net Assets 100.0%		3,277,867

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at December 31, 2023, see Repurchase Agreements in the Schedule of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 1.25%, due 06/30/28	28,982	26,010	5.32	12/29/23	01/02/24	25,515	25,500	25,500
BNS	Treasury, United States Department of, 0.00%-4.75%, due 02/29/24-08/15/51	207,271	169,318	5.33	12/29/23	01/02/24	165,998	165,900	165,900
BOA	Government National Mortgage Association, 2.00%-7.32%, due 10/20/51-11/20/73	36,880	34,759
	Federal National Mortgage Association, Inc., 3.37%-3.50%, due 06/01/34-05/01/49	5,977	5,444
	Federal Home Loan Mortgage Corporation, 1.50%-5.50%, due 09/01/33-08/01/52	18,340	16,509
		61,197	56,712	5.34	12/29/23	01/02/24	55,633	55,600	55,600
DUB	Government National Mortgage Association, 6.50%, due 09/20/53-11/20/53	89,761	92,412	5.33	12/29/23	01/02/24	90,654	90,600	90,600
FED	Treasury, United States Department of, 1.13%-3.88%, due 08/15/25-05/15/45	169,606	150,089	5.30	12/29/23	01/02/24	150,088	150,000	150,000
GSC	Government National Mortgage Association, 4.50%-5.00%, due 08/15/47-03/20/53	20,755	20,706	5.30	12/29/23	01/02/24	20,312	20,300	20,300
HSB	Federal National Mortgage Association, Inc., 1.50%-5.00%, due 01/01/46-09/01/53	131,608	119,850	5.32	12/29/23	01/02/24	117,569	117,500	117,500
HSB	Treasury, United States Department of, 1.13%-3.50%, due 09/15/25-08/15/42	156,382	125,562	5.31	12/29/23	01/02/24	123,173	123,100	123,100
JPM	Treasury, United States Department of, 0.25%, due 06/30/25	74,521	70,074	5.33	12/29/23	01/02/24	68,741	68,700	68,700
JPM	Treasury, United States Department of, 3.88%, due 12/31/27	3,006	3,060	5.33	12/29/23	01/02/24	3,002	3,000	3,000
NAT	Treasury, United States Department of, 0.00%-4.13%, due 02/20/24-08/15/53	120,278	115,225
	Federal Home Loan Bank, 2.84%-3.00%, due 02/24/37-01/27/42	2,685	2,075
		122,963	117,300	5.31	12/29/23	01/02/24	115,068	115,000	115,000
NSI	Treasury, United States Department of, 0.00%-2.00%, due 05/15/24-01/15/26	42,797	42,095	5.31	12/29/23	01/02/24	41,224	41,200	41,200
RBC	Treasury, United States Department of, 1.63%, due 08/15/29	30,715	27,540	5.31	12/29/23	01/02/24	27,016	27,000	27,000
SGS	Treasury, United States Department of, 4.38%, due 11/30/30	92,395	95,472	5.31	12/29/23	01/02/24	93,655	93,600	93,600
TDS	Federal home Loan Mortgage Corporation, 2.50%, due 09/01/51-10/01/51	178,889	152,694	5.31	12/29/23	01/02/24	149,788	149,700	149,700
									1,246,700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 3.

JNL Investors Series Trust

Schedule of Investments (in thousands)

December 31, 2023

Composition as of December 31, 2023:
Government Securities	60.7%
Repurchase Agreements	39.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 3.

JNL Investors Series Trust

Schedule of Investments (in thousands)

December 31, 2023

1 Rounded par and notional amounts are listed in USD unless otherwise noted.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BNS - Bank of Nova Scotia
BOA - Bank of America NA
DUB - Deutsche Bank AG
FED - Federal Reserve Bank
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NAT - Natixis S.A.
NSI - Nomura Securities International Inc.
RBC - Royal Bank of Canada
SGS - Societe Generale S.A.
TDS - TD Securities Inc.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2023

JNL Government Money Market Fund
Assets
Investments - unaffiliated, at value	$1,927,944
Repurchase agreements, at value	1,246,700
Cash	224,792
Receivable from:
Dividends and interest	2,067
Adviser	72
Total assets	3,401,575
Liabilities
Payable for:
Investment securities purchased	108,648
Advisory fees	225
Administrative fees	271
Dividends	14,310
Board of trustee fees	249
Chief compliance officer fees	3
Other expenses	2
Total liabilities	123,708
Net assets	$3,277,867
Net assets consist of:
Paid-in capital	$3,277,967
Total distributable earnings (loss)	(100)
Net assets	$3,277,867
Net assets - Class I	$2,436,364
Shares outstanding - Class I	2,436,324
Net asset value per share - Class I	$1.00
Net assets - Class SL	$841,503
Shares outstanding - Class SL	841,499
Net asset value per share - Class SL	$1.00
Investments - unaffiliated, at cost	$1,927,944
Repurchase agreements, at cost	1,246,700

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Operations (in thousands)

For the year Ended December 31, 2023

JNL Government Money Market Fund
Investment income
Interest	$144,285
Total investment income	144,285

Expenses
Advisory fees	3,290
Administrative fees	1,996
Legal fees	21
Board of trustee fees	84
Chief compliance officer fees	12
Other expenses	29
Total expenses	5,432
Expense waiver	(380)
Net expenses	5,052
Net investment income (loss)	139,233

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	184
Net realized and unrealized gain (loss)	184
Change in net assets from operations	$139,417

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Changes in Net Assets (in thousands)

For the year Ended December 31, 2023

JNL Government Money Market Fund
Operations
Net investment income (loss)	$139,233
Net realized gain (loss)	184
Change in net assets from operations	139,417
Distributions to shareholders
From distributable earnings
Class I	(119,658)
Class SL	(19,598)
Total distributions to shareholders	(139,256)
Share transactions[1]
Proceeds from the sale of shares
Class I	29,604,320
Class SL	12,657,148
Cost of shares redeemed
Class I	(30,263,245)
Class SL	(11,815,646)
Change in net assets from
share transactions	182,577
Change in net assets	182,738
Net assets beginning of year	3,095,129
Net assets end of year	$3,277,867

[1]Share transactions
Shares sold
Class I	29,604,320
Class SL	12,657,146
Shares redeemed
Class I	(30,263,245)
Class SL	(11,815,647)
Change in shares
Class I	(658,925)
Class SL	841,499
Purchases and sales of long term
investments
Purchase of securities	$179,541
Purchase of U.S. government securities	85,558
Total purchases	$265,099
Proceeds from sales of securities	$296,949
Proceeds from sales of U.S. government
securities	143,288
Total proceeds from sales	$440,237

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statement of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

JNL Government Money Market Fund
Operations
Net investment income (loss)	$42,500
Net realized gain (loss)	2
Change in net assets from operations	42,502
Distributions to shareholders
From distributable earnings
Institutional Class	(42,536)
Total distributions to shareholders	(42,536)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	40,108,134
Cost of shares redeemed
Institutional Class	(40,618,272)
Change in net assets from
share transactions	(510,138)
Change in net assets	(510,172)
Net assets beginning of year	3,605,301
Net assets end of year	$3,095,129

[1]Share transactions
Shares sold
Institutional Class	40,108,134
Shares redeemed
Institutional Class	(40,618,272)
Change in shares
Institutional Class	(510,138)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Government Money Market Fund

Class I
12/31/23	(d)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	4.92	2,436,364	N/A	0.19		0.19	4.78
12/31/22		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.31	3,095,129	N/A	0.33	(a)	0.18	1.16	(b)
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.01	3,605,301	N/A	0.05		0.19	0.01
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.34	3,071,484	N/A	0.16		0.19	0.31
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.08	2,692,869	N/A	0.19		0.19	2.05

Class SL
12/31/23	(e)	1.00	0.03	0.00	0.03	(0.03)		—	1.00	3.50	841,503	N/A	0.09		0.19	5.16

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)	The ratio for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL Government Money Market Fund for 2022 was 1.31%.
(c)	Amount represents less than $0.005.
(d)	Prior to May 1, 2023, the Fund offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares were renamed to Class I shares.
(e)	Effective May 1, 2023, Class SL shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2023

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at December 31, 2023 consisted of one (1) series, JNL Government Money Market Fund (the “Fund”), which is a diversified investment company as defined in the 1940 Act. The Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to the Fund.

Prior to May 1, 2023, the Fund only offered Institutional Class shares. Effective May 1, 2023, Institutional Class shares of the Fund were renamed Class I shares. Also effective May 1, 2023, the Fund began offering Class SL shares. No shares of the Fund are sold to retail investors, but they are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of the Fund at December 31, 2023.

Fund Changes. On August 7, 2023, JNL Securities Lending Collateral Fund liquidated its investments and ceased business operation.

Prior to February 1, 2024, Wellington Management Company LLP served as Sub-Adviser for the Fund. Effective February 1, 2024, Mellon Investments Corporation replaced Wellington Management Company LLP as Sub-Adviser for the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value ("NAV") of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund's Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV. All securities in the JNL Government Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or an evaluated price, as applicable, obtained from the Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed by the Fund at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2023

Expenses. Expenses are recorded on an accrual basis. Expenses of the Fund are allocated to the classes based on the average daily net assets of each class. Expenses attributable to a specific class of shares are charged to that class.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management has evaluated the amendments and determined that they will not have a significant impact on the Fund's financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2023 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,927,944	—	1,927,944
Repurchase Agreements	—	1,246,700	—	1,246,700
	—	3,174,644	—	3,174,644

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2023.

NOTE 4. SECURITIES INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises. The Fund may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2023

issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA") since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.

Repurchase Agreements. The Fund may invest in repurchase agreements. In a repurchase agreement the Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, the Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

NOTE 5. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.

Concentration Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled, or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber-attacks on the Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of the Fund.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2023

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments.

Master Netting Agreements (“Master Agreements”). The Fund is subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedule of Investments. The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. The Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for its services. The Fund is obligated to pay JNAM an annual rate of 0.09% for net assets up to $1 billion, 0.08% for net assets between $1 billion and $3 billion, 0.07% for net assets between $3 billion and $5 billion and 0.06% for net assets over $5 billion. Prior to May 1, 2023, the advisory fee rates for the Fund were 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Fund. JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund. The Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of the Fund. The Fund is obligated to pay JNAM an annual rate of 0.10% for net assets up to $3 billion, 0.09% for net assets between $3 billion and $5 billion and 0.08% for net assets over $5 billion. Prior to May 1, 2023, these services were provided at no additional cost. Effective May 1, 2023, pursuant to a contractual waiver agreement, JNAM has agreed to waive 100% of its administrative fees for Class SL shares of the Fund. None of the waived administrative fees can be recaptured by JNAM. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2023

expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses for Class I shares of the Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. Effective April 1, 2023, and after all eligible expenses had been recovered, the contractual expense limitation agreement was terminated.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statement of Operations.

NOTE 8. INCOME TAX MATTERS

The Fund is treated as a separate tax payer for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL Government Money Market Fund	(143)	143

As of December 31, 2023, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	3,174,644	10	(10)	—

As of December 31, 2023, the components of distributable taxable earnings (in thousands) for U.S. federal income tax purposes were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL Government Money Market Fund	14,460	—	(14,560)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended December 31, 2023 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL Government Money Market Fund	135,119	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Fund designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Fund related to net capital gains to zero for the fiscal year ended December 31, 2023.

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended December 31, 2022 was as follows:

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2023

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	32,392	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund files U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Fund's tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Fund's financial statements during the year ended December 31, 2023.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
JNL Investors Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of JNL Government Money Market Fund (the Fund), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, transfer agents and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 23, 2024

JNL Investors Series Trust

Additional Disclosures (Unaudited)

December 31, 2023

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading titled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/23($)	Ending Account Value 12/31/23($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/23($)	Ending Account Value 12/31/23($)	Expenses Paid During Period($)†
JNL Government Money Market Fund
Class I	0.19	1,000.00	1,026.10	0.97	1,000.00	1,024.25	0.97
Class SL	0.09	1,000.00	1,026.60	0.46	1,000.00	1,024.75	0.46

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Fund's Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available without charge (1) by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Investors Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (57) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	132

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 12/2006 to present, 12/2006 to 12/2020, and 8/2014 to 12/2020); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present)

Other Directorships Held by Trustee During Past 5 Years: Interested Trustee/Manager of other investment companies advised by JNAM (4/2015 to 12/2020 and 1/2007 to 12/2020)
Independent Trustees
Eric O. Anyah (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	132
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)
Michael J. Bouchard (67) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2000 to present)	132
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 4/2000 to 12/2020)
Ellen Carnahan (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	132
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director and Audit Committee Member (11/2016 to 8/2023) and Compensation Committee Chair (3/2018 to 8/2023), Paylocity Holding Corporation; Director, Audit Committee Member, and Governance Committee Member (5/2015 to present) and Audit Committee Chair (3/2019 to present), ENOVA International Inc.; Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)

John W. Gillespie (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	132
Principal Occupation(s) During Past 5 Years: Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)

Trustees and Officers of JNL Investors Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)
William R. Rybak (72) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	132
Principal Occupation(s) During Past 5 Years: Private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present) and Board Chair (2/2016 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 1/2007 to 12/2020)

Mark S. Wehrle (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	132
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019); Retired Certified Public Accountant (1/2011 to present)

Other Directorships Held by Trustee During Past 5 Years:

Trustee, Delta Dental of Colorado (1/2012 to 12/2020); Trustee/Manager of other investment companies advised by JNAM and/or an affiliate of JNAM (1/2018 to 12/2020 and 7/2013 to 12/2020)

Edward C. Wood (67) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee [2] (12/2013 to present)	132
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 12/2013 to 12/2020)
Patricia A. Woodworth (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	132
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, National Trust for Historic Preservation (3/2019 to 8/2020 and 11/2023 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020 and 1/2007 to 12/2020)
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Trustees and Officers of JNL Investors Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (40) 1 Corporate Way Lansing, MI 48951	Vice President (11/2022 to present) Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2022 to present); Deputy General Counsel of JNAM (8/2021 to present); Assistant Vice President of JNAM (2/2018 to 8/2022); Associate General Counsel of JNAM (3/2016 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, and 11/2022 to present); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 3/2016 to present, 3/2016 to 12/2020, and 5/2012 to 12/2020); Assistant Secretary (1/2021 to 5/2022), Vice President (11/2017 to present), and Secretary (11/2017 to 2/2021 and 5/2022 to present) of an investment company advised by PPM America, Inc.

Garett J. Childs (44) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer of JNAM (8/2021 to present); Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 2/2019 to present, and 2/2019 to 12/2020); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (51) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Director, Legal of JNAM (12/2021 to present); Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to 12/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 9/2007 to present, 9/2007 to 12/2020, and 10/2011 to 12/2020)

Richard J. Gorman (58) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 8/2018 to present, and 8/2018 to 12/2020)

Trustees and Officers of JNL Investors Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
William P. Harding (49) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 11/2012 to present, 11/2012 to 12/2020, and 5/2014 to 12/2020)

Daniel W. Koors (53) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to 6/2020)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 12/2006 to present, 12/2006 to 12/2020, and 1/2018 to 12/2020); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to 6/2020, 9/2016 to 12/2020, and 10/2011 to 12/2020); Principal Financial Officer (11/2017 to 1/2021), Treasurer (11/2017 to 1/2021), and Vice President (11/2017 to present) of an investment company advised by PPM America, Inc.

Kristen K. Leeman (48) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Project Manager (10/2023 to present); Senior Regulatory Analyst of JNAM (5/2021 to 10/2023); Regulatory Analyst of JNAM (1/2018 to 5/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 6/2012 to present, 6/2012 to 12/2020, and 1/2018 to 12/2020)

Adam C. Lueck (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (12/2021 to present); Senior Attorney of JNAM (2/2018 to 12/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 3/2018 to present, 3/2018 to 12/2020, and 12/2015 to 12/2020)

Mia K. Nelson (41) 1 Corporate Way Lansing, MI 48951	Vice President (11/2022 to present) Assistant Vice President (8/2017 to 11/2022)

Principal Occupation(s) During Past 5 Years:

Vice President, Tax of JNAM (8/2022 to present); Assistant Vice President, Tax of JNAM (3/2017 to 8/2022); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, and 11/2022 to present); Assistant Vice President of other investment companies advised by JNAM (8/2017 to 11/2022, 8/2017 to 12/2020, and 9/2017 to 12/2020)

Trustees and Officers of JNL Investors Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Joseph B. O’Boyle (61) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 1/2018 to present, and 1/2018 to 12/2020); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present)

Susan S. Rhee (52) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 2/2004 to present, 2/2004 to 12/2020, and 10/2011 to 12/2020); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to 7/2022)

Andrew Tedeschi (58) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2020 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, JNAM (1/2019 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, and 6/2020 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (1/2021 to present)

Trustees and Officers of JNL Investors Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2023:

	Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
	Eric O. Anyah	$4,566	$0	$0	$385,000	[2]
	Michael Bouchard	$4,270	$0	$0	$360,000	[3]
	Ellen Carnahan	$4,566	$0	$0	$385,000	[4]
	John Gillespie	$4,566	$0	$0	$385,000
	William R. Rybak	$4,270	$0	$0	$360,000
	Mark S. Wehrle	$4,625	$0	$0	$390,000
	Edward Wood	$5,515	$0	$0	$465,000	[5]
	Patricia Woodworth	$4,270	$0	$0	$360,000
[1]

The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust, JNL Investors Series Trust, and Jackson Credit Opportunities Fund (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,090,000.

[2]	Amount includes $385,000 deferred by Mr. Anyah.
[3]	Amount includes $18,000 deferred by Mr. Bouchard.
[4]	Amount includes $192,500 deferred by Ms. Carnahan
[5]	Amount includes $186,000 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Investors Series Trust, 225 W. Wacker Drive, Chicago, IL 60606, or by visiting www.jackson.com.

JNL INVESTORS SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreement (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) with Wellington Management Company LLP, the Funds’ investment sub-adviser (the “Sub-Adviser”).

At meetings held on May 31-June 2, 2023 and August 29-31, 2023, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2024.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and the terms of the Agreements. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreements and each Fund’s investment advisory fee. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Adviser pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of a Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and the Sub-Adviser and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by JNAM. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including, where applicable, how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). The Board further considered that comparison to peer groups provides a helpful way to measure the Funds’ performance but noted that peer group universes are constantly evolving, and, as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2022 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL Government Money Market Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and Sub-Adviser for each Fund. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer group may change from time to time. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee is paid by

JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Government Money Market Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of the Funds’ shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and the Sub-Adviser at arm’s-length. These sub-advisory fees are paid by JNAM to the Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. The Board concluded that the sub-advisory fee schedules in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and the Sub-Adviser. The Board determined that profits realized by JNAM and the Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Adviser is not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser is not influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Adviser may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund(s), the Board noted the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Fund(s).

JNL INVESTORS SERIES TRUST

(the “Trust”)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable).

At a meeting on October 10 - 11, 2023, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to a new Sub-Advisory Agreement with Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), whereby Mellon would serve as Sub-Adviser to the JNL Government Money Market Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Advisory Agreement.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreement.  At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreement.

In reviewing the Sub-Advisory Agreement and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser and Sub-Adviser for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Adviser through its relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreement. Some of the factors that figured particularly in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of the Fund. The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance

The Board reviewed the performance of other funds managed by the proposed Sub-Adviser with investment strategies similar to that of the Fund, the benchmark index, and a peer group.

Costs of Services

  The Board reviewed the fees proposed to be paid to the Sub-Adviser.  The Board reviewed fee data provided by the proposed Sub-Adviser with respect to other funds advised by the proposed Sub-Adviser with investment strategies similar to the Fund. The Board noted that the Fund’s sub-advisory fees would be paid by JNAM (not the Fund), and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by the Sub-Adviser. The Board determined that profits expected to be realized by the Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the advisory fee arrangement for the Fund contains breakpoints that decrease the fee rate as assets increase. The Board also noted that, while the sub-advisory fee arrangement for the Fund does not contain breakpoints that decrease the fee rate as assets increase, the sub-advisory fee for the Fund will be paid by JNAM (not the Fund).

The Board concluded that the Fund’s fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationships with the Fund, the Board noted that the Sub-Adviser may develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Fund.

Supplement Dated September 29, 2023

To The Prospectus and Statement of Additional Information

Dated May 1, 2023

JNL® Investors Series Trust

Dissolution of JNL Securities Lending Collateral Fund

At its meeting on August 31, 2023, the Board approved the dissolution of the JNL Securities Lending Collateral Fund (“Fund”), a series of JNL Investors Series Trust (the “Trust”), effective September 30, 2023.

The Board approved the dissolution of the Fund pursuant to the Trust’s Amended and Restated Declaration of Trust which provides that the Board may approve the dissolution of a fund when such fund has no shares outstanding.

This Supplement is dated September 30, 2023.

Supplement Dated October 12, 2023

To The Prospectus Dated May 1, 2023

JNL® Investors Series Trust (the “Trust”)

Sub-Adviser Change for the JNL Government Money Market Fund

On October 10-11, 2023, the Board of Trustees (the “Board”) of the Trust approved a change of sub-adviser for the JNL Government Money Fund (the “Fund”). On February 1, 2024, Mellon Investments Corporation (“Mellon”) will replace Wellington Management Company LLP as sub-adviser for the Fund. Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. The change in sub-adviser is not subject to shareholder approval.

This Supplement is dated October 12, 2023.

Supplement Dated October 30, 2023

To The Prospectus Dated May 1, 2023

JNL® Investors Series Trust

Effective October 2, 2023, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Government Money Market Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Risks of Investing in the Fund. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

This Supplement is dated October 30, 2023.

JNL Investors Series Trust
225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

CMV8381 02/24

JACKSON®

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Wehrle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2022, and December 31, 2023. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2022	$31,287	$0	$0	$0
2023	$15,981	$0	$0	$0

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2022	$0	$0	$0
2023	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2022, was $14,000. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2023, was $0

(h) For the fiscal years ended December 31, 2022, and December 31, 2023, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	February 29, 2024

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	February 29, 2024

EXHIBIT LIST

Exhibit 13(a)(1)	Registrant's Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.